STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Apr. 05, 2011	$ 0
Balance (in shares) at Apr. 05, 2011		0
Sale of ordinary shares to Sponsor	25,000	0	25,000	0
Sale of ordinary shares to Sponsor (in shares)		1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(27,124)	0	0	(27,124)
Warrant liability	0
Balance at Mar. 31, 2012	(2,124)	0	25,000	(27,124)
Balance (in shares) at Mar. 31, 2012		1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(386,188)	0	0	(386,188)
Share increase as a result of a 1.25 for 1 forward stock split		287,500
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,432,984 shares subject to possible redemption)	46,000,000	0	46,000,000	0
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,432,984 shares subject to possible redemption) (in shares)		5,750,000
Warrant liability	(5,919,200)	0	(5,919,200)	0
Proceeds from issuance of warrants	2,410,000	0	2,410,000	0
Proceeds subject to possible redemption of 4,394,533 ordinary shares at redemption value	(35,156,262)	0	(35,569,574)	413,312
Proceeds subject to possible redemption of 4,394,533 ordinary shares at redemption value (in shares)		(4,394,533)
Underwriter's discount and offering expenses	(1,946,225)	0	(1,946,225)	0
Balance at Mar. 31, 2013	$ 5,000,001	$ 0	$ 5,000,001	$ 0
Balance (in shares) at Mar. 31, 2013	7,187,500	2,792,967